Derivative Financial Instruments - Convertible Notes-Carried At Fair Value (Details) (USD $)	0 Months Ended			3 Months Ended	6 Months Ended			1 Months Ended			1 Months Ended					0 Months Ended						6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended						6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended	0 Months Ended						6 Months Ended		12 Months Ended				0 Months Ended	6 Months Ended
	Mar. 01, 2013	Sep. 11, 2012	Jul. 15, 2008	Jun. 30, 2013 units	Jun. 30, 2013 units	May 31, 2013	Dec. 31, 2012	May 22, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Warrants - $0.50 exercise price [Member]	Jun. 30, 2013 Warrants - $0.25 exercise price [Member]	Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member]	Sep. 11, 2012 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 26, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Common Stock [Member]	Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Common Stock [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.50 exercise price [Member]	Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.50 exercise price [Member]	May 31, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.25 exercise price [Member]	Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Warrants - $0.25 exercise price [Member]	Jun. 30, 2013 Binomial Lattice Option Valuation Technique [Member] Additional Paid-in Capital [Member] Common Stock [Member]	May 31, 2013 Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]	Jun. 30, 2013 Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]	Sep. 11, 2012 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 24, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Minimum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 31, 2013 Minimum [Member] Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]	Jun. 30, 2013 Minimum [Member] Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]	Sep. 11, 2012 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Aug. 15, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 24, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Jun. 30, 2013 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2012 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		Dec. 31, 2011 Maximum [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]		May 31, 2013 Maximum [Member] Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]	Jun. 30, 2013 Maximum [Member] Common Stock Valued at Trading Market Price [Member] Binomial Lattice Option Valuation Technique [Member] Warrant [Member]
Derivative [Line Items]
Short-term Debt								$ 750,000	$ 170,000	$ 170,000
Warrants issued to purchase shares under the notes payable (warrants)			1,108					1,000,000
Warrants issued to purchse shares under the notes payable agreement, exercise price								$ 0.25
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period											1,687,500
Additional warrants issued to purchase shares								3,187,500
Notes payable				1,163,555	1,163,555	820,202	0
Fair value of convertible notes payable, change in derivative fair value				343,353	(343,353)
Debt instrument, convertible,carrying amount of equity component				770,975	770,975	755,227
Warrants and restricted stock, reserved for furture issuance, value						1,526,202
Prepaid equity financing cost				182,903	182,903	64,975	0
Adjustments to additional paid in capital, equity component of convertible debt					706,000
Indexed warrants, shares																												3,021,000	3,038,000	1,510,500	1,519,000	1,510,500	1,519,000	1,000,000
Number of indexed warrants price per share																														$ 0.50	$ 0.50	$ 0.25	$ 0.25
Equity, fair value																																		88,000
Fair value of warrants issued	7,209	49,170			7,209																													280,500
Fair Value of stock issued during period																																		337,500
Convertible notes payable				750,000	750,000
Common stock reserved for future issuance value				25,000	25,000
Common stock, capital shares reserved for future issuance (shares)				100,000	100,000							50,000	50,000
Long-term debt gross				759,541	759,541	755,227
Number of warrants reserved for future issuance				2	2
Number of Indexed Warrants, Fair Value Per Share																												$ 0.200	$ 0.270	$ 0.055	$ 0.089	$ 0.088	$ 0.137
Fair value of common stock issued														$ 1,163,555	$ 820,202													$ 604,200	$ 820,260	$ 83,078	$ 135,192	$ 132,924	$ 208,103
Fair market value of asset (per share)																$ 0.95	[1]	$ 13.20	[1]	$ 13.20	[1]	$ 0.27	[2]	$ 0.22	[1],[2]	$ 12.50	[1]								$ 0.20	$ 0.27
Exercise price (per share)																$ 1.25		$ 20.00		$ 20.00		$ 1.25		$ 1.25		$ 20.00																							$ 0.25	$ 0.25													$ 0.50	$ 0.50
Term (in years)																5 years	[3]	5 years	[3]	5 years	[3]	4 years 2 months	[3]	4 years 8 months	[3]										5 years 0 months	5 years 0 months											4 years 5 months	[3]													4 years 7 months	[3]
Implied expected life (in years)																4 years 11 months	[4]	4 years 11 months	[4]	4 years 11 months	[4]	4 years 2 months	[4]	4 years 7 months	[4]										5 years 0 months	5 years 0 months											4 years 5 months	[4]													4 years 7 months	[4]
Volatility range of inputs (percentage)																																					50.90%	[5]	61.90%	[5]	64.40%	[5]	47.13%	[6]	45.82%	[5],[6]	63.40%	[5]	50.14%	50.09%	86.30%	[5]	94.70%	[5]	95.80%	[5]	61.51%	[6]	84.21%	[5],[6]	92.20%	[5]	83.49%	83.37%
Equivalent volatility (percentage)																65.31%	[4]	75.20%	[4]	76.90%	[4]	54.84%	[4]	60.20%	[4]	74.20%	[4]								59.15%	57.48%
Risk-free interest rate range of inputs (percentage)																																					0.02%	[7]	0.08%	[7]	0.11%	[7]	0.04%	[8]	0.11%	[7],[8]	0.02%	[7]	1.05%	0.10%	0.96%	[7]	0.99%	[7]	1.81%	[7]	1.41%	[8]	0.72%	[7],[8]	0.83%	[7]	1.07%	1.41%
Equivalent risk-free interest rate (percentage)																0.22%	[4]	0.33%	[4]	0.50%	[4]	0.35%	[4]	0.32%	[4]										0.43%	0.56%											0.27%	[4]													0.31%	[4]

[1]	The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.
[2]	The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.
[3]	The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.
[4]	The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.
[5]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.
[6]	The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.
[7]	The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.
[8]	Note 3 Table 2 FN1